Financial Assets at Fair Value through Other Comprehensive Income Noncurrent - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [Line Items]
Unrealized losses on financial assets at FVOCI			$ (0.1)
Dividends received	$ 240.0	$ 167.0	157.0
Outstanding Investments [Member]
Disclosure of financial assets [Line Items]
Dividends received	$ 239.0	$ 167.0	157.0
UUPON Inc. (UUPON) [Member]
Disclosure of financial assets [Line Items]
Fair value amount			$ 0.2